Long-Term Debt - Schedule of Long-Term Debt Instruments (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 2023 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 2023 Sabine Pass Liquefaction Senior Notes [Member]	Jun. 30, 2014 2024 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 2024 Sabine Pass Liquefaction Senior Notes [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member] 2016 Senior Notes [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] 2016 Senior Notes [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] 2016 Senior Notes [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member] 2020 Senior Notes [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] 2020 Senior Notes [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] 2020 Senior Notes [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member] 2021 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] 2021 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] 2021 Sabine Pass Liquefaction Senior Notes [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member] 2022 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] 2022 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] 2022 Sabine Pass Liquefaction Senior Notes [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member] 2023 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] 2023 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] 2023 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] 2012 Sabine Pass Liquefaction Credit Facilities [Domain]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] 2012 Sabine Pass Liquefaction Credit Facilities [Domain]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member] 2013 Liquefaction Credit Facilities [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] 2013 Liquefaction Credit Facilities [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] 2013 Liquefaction Credit Facilities [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member] Creole Trail Pipeline Credit Facility [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Creole Trail Pipeline Credit Facility [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] Creole Trail Pipeline Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt					$ 2,000,000,000	$ 0	$ 8,985,500,000	$ 6,585,500,000	$ 2,185,500,000	$ 1,665,500,000	$ 1,665,500,000	$ 1,665,500,000	$ 420,000,000	$ 420,000,000	$ 420,000,000	$ 2,000,000,000	$ 2,000,000,000	$ 0	$ 1,000,000,000	$ 1,000,000,000	$ 0	$ 1,500,000,000	$ 1,000,000,000	$ 0	$ 0	$ 100,000,000	$ 0	$ 100,000,000	$ 0	$ 400,000,000	$ 400,000,000	$ 0
Debt Instrument, Unamortized Discount										(11,345,000)	(13,693,000)	(18,387,000)																		(4,606,000)	(7,096,000)	0
Debt Instrument, Unamortized Premium			7,423,000	0												10,879,000	11,562,000	0
Total long-term debt, net of discount							8,987,850,000	6,576,273,000	2,167,113,000
Interest costs incurred	269,000,000	177,000,000
Interest costs capitalized and deferred	$ 184,900,000	$ 94,700,000